Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Accounting changes and new accounting guidance	Accounting changes and new accounting guidance
The following accounting guidance was adopted in 2022.

Staff Accounting Bulletin No. 121

In March 2022, the SEC staff released Staff Accounting Bulletin No. 121 (“SAB 121”). SAB 121 expresses the staff’s views regarding the accounting for entities that have obligations to safeguard “crypto-assets” held for their platform users. SAB 121 provides that these entities should present a liability and corresponding asset in respect of the crypto-assets safeguarded for their platform users, with the liability and asset measured at the fair value of the crypto-assets. This differs from the accounting treatment of non-crypto-assets held in custody, which does not result in assets recorded on a custodian’s balance sheet. We adopted the guidance in the third quarter of 2022. As of Dec. 31, 2022, we have recorded a de minimis asset and liability related to digital assets we safeguard.